Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 480,820	$ 569,016	$ 512,279
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	22,317	30,299	17,487
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	109,347	173,100	141,464
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	87,658	84,766	99,636
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	253,746	275,327	241,852
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 7,752	$ 5,524	$ 11,840